UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam International Value Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (95.8%)(a)
	Shares	Value

Aerospace and defense (0.4%)

Safran SA (France)	19,852	$885,439

		885,439
Air freight and logistics (1.3%)

Deutsche Post AG (Germany)	118,920	2,740,068

		2,740,068
Airlines (1.3%)

Deutsche Lufthansa AG (Germany)	69,786	1,362,851

Japan Airlines Co., Ltd. (Japan)(NON)	28,900	1,341,616

		2,704,467
Auto components (0.9%)

Valeo SA (France)	33,028	1,787,255

		1,787,255
Automobiles (3.7%)

Daimler AG (Registered Shares) (Germany)	25,346	1,379,029

Nissan Motor Co., Ltd. (Japan)	495,200	4,760,780

Toyota Motor Corp. (Japan)	29,600	1,528,188

		7,667,997
Beverages (0.8%)

Cola-Cola Amatil, Ltd. (Australia)	104,842	1,594,214

		1,594,214
Capital markets (1.5%)

Deutsche Bank AG (Germany)	31,701	1,235,942

UBS AG (Switzerland)	115,359	1,768,117

		3,004,059
Chemicals (4.0%)

Arkema (France)	17,463	1,588,661

BASF SE (Germany)	57,482	5,034,046

Nitto Denko Corp. (Japan)	25,700	1,520,678

		8,143,385
Commercial banks (12.4%)

Australia & New Zealand Banking Group, Ltd. (Australia)	152,095	4,535,286

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	133,672	1,158,824

Bank of Ireland (Ireland)(NON)	5,711,199	1,127,419

Bank of Yokohama, Ltd. (The) (Japan)	143,000	827,907

Barclays PLC (United Kingdom)	786,523	3,479,482

HSBC Holdings, PLC (United Kingdom)	536,769	5,729,543

Lloyds Banking Group PLC (United Kingdom)(NON)	1,132,195	837,621

Sberbank of Russia ADR (Russia)	166,000	2,128,120

Sumitomo Mitsui Financial Group, Inc. (Japan)	105,600	4,234,769

UniCredit SpA (Italy)(NON)	287,199	1,225,927

		25,284,898
Construction and engineering (1.3%)

Daelim Industrial Co., Ltd. (South Korea)	4,869	401,301

Vinci SA (France)	49,043	2,209,419

		2,610,720
Construction materials (0.4%)

China Shanshui Cement Group, Ltd. (China)	1,428,000	824,082

		824,082
Consumer finance (0.5%)

Samsung Card Co., Ltd. (South Korea)	28,930	1,028,385

		1,028,385
Diversified financial services (3.6%)

ING Groep NV GDR (Netherlands)(NON)	430,833	3,057,884

ORIX Corp. (Japan)	341,700	4,323,203

		7,381,087
Diversified telecommunication services (4.0%)

BCE, Inc. (Canada)	53,293	2,489,822

Jazztel PLC (Spain)(NON)	171,500	1,305,833

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	22,300	972,449

TDC A/S (Denmark)	154,243	1,185,118

Telecom Italia SpA (Italy)	1,242,816	877,801

Ziggo NV (Netherlands)	38,374	1,349,521

		8,180,544
Electric utilities (1.0%)

Cia Energetica de Minas Gerais ADR (Brazil)	54,100	641,085

Energias de Portugal (EDP) SA (Portugal)	478,620	1,473,674

		2,114,759
Electrical equipment (1.0%)

LS Corp. (South Korea)	6,334	502,120

Mitsubishi Electric Corp. (Japan)	188,000	1,511,829

		2,013,949
Food and staples retail (0.9%)

Lawson, Inc. (Japan)	15,700	1,209,168

WM Morrison Supermarkets PLC (United Kingdom)	147,320	618,261

		1,827,429
Food products (1.6%)

Ajinomoto Co., Inc. (Japan)	64,000	962,023

Golden Agri-Resources, Ltd. (Singapore)	1,315,000	616,275

Kerry Group PLC Class A (Ireland)	29,146	1,736,718

		3,315,016
Gas utilities (0.9%)

Tokyo Gas Co., Ltd. (Japan)	332,000	1,812,801

		1,812,801
Hotels, restaurants, and leisure (1.5%)

SJM Holdings, Ltd. (Hong Kong)	412,000	1,031,468

TUI Travel PLC (United Kingdom)	407,946	2,018,243

		3,049,711
Independent power producers and energy traders (1.1%)

Electric Power Development Co., Ltd. (Japan)	84,600	2,226,103

		2,226,103
Industrial conglomerates (1.5%)

Siemens AG (Germany)	29,140	3,138,784

		3,138,784
Insurance (9.5%)

ACE, Ltd.	39,886	3,548,657

Admiral Group PLC (United Kingdom)	20,974	424,494

AIA Group, Ltd. (Hong Kong)	191,600	839,814

Allianz SE (Germany)	41,731	5,667,573

AXA SA (France)	114,615	1,970,188

Intact Financial Corp. (Canada)	25,000	1,531,968

Prudential PLC (United Kingdom)	193,120	3,125,095

SCOR SE (France)	54,046	1,551,848

Tokio Marine Holdings, Inc. (Japan)	29,600	833,271

		19,492,908
IT Services (0.8%)

Amadeus IT Holding SA Class A (Spain)	63,826	1,724,260

		1,724,260
Machinery (0.4%)

Metso Corp. OYJ (Finland)	18,069	768,739

		768,739
Media (1.8%)

Kabel Deutschland Holding AG (Germany)	11,739	1,083,130

WPP PLC (United Kingdom)	167,833	2,675,095

		3,758,225
Metals and mining (1.6%)

Fortescue Metals Group, Ltd. (Australia)	251,465	1,041,429

Newcrest Mining, Ltd. (Australia)	27,135	567,049

Xstrata PLC (United Kingdom)	102,478	1,662,985

		3,271,463
Multi-utilities (1.4%)

Centrica PLC (United Kingdom)	521,080	2,911,283

		2,911,283
Oil, gas, and consumable fuels (9.3%)

Canadian Natural Resources, Ltd. (Canada)	82,800	2,654,719

ENI SpA (Italy)	176,431	3,964,554

Origin Energy, Ltd. (Australia)	107,159	1,486,565

Royal Dutch Shell PLC Class A (United Kingdom)	288,285	9,308,670

Suncor Energy, Inc. (Canada)	53,300	1,597,137

		19,011,645
Pharmaceuticals (9.7%)

Astellas Pharma, Inc. (Japan)	48,900	2,628,502

AstraZeneca PLC (United Kingdom)	37,182	1,864,091

Bayer AG (Germany)	42,900	4,425,158

GlaxoSmithKline PLC (United Kingdom)	80,437	1,880,354

Sanofi (France)	73,753	7,494,212

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	39,100	1,551,488

		19,843,805
Real estate investment trusts (REITs) (3.0%)

British Land Company PLC (United Kingdom)(R)	289,183	2,388,133

Dexus Property Group (Australia)(R)	1,297,177	1,412,369

Shopping Centres Australasia Property Group (Australia)(NON)(R)	940,742	1,622,184

Westfield Retail Trust (Australia)(R)	222,295	700,281

		6,122,967
Real estate management and development (2.0%)

Hongkong Land Holdings, Ltd. (Hong Kong)	200,000	1,483,560

Mitsubishi Estate Co., Ltd. (Japan)	97,000	2,675,009

		4,158,569
Semiconductors and semiconductor equipment (2.0%)

NXP Semiconductor NV(NON)	20,400	617,304

Samsung Electronics Co., Ltd. (South Korea)	1,501	2,060,064

SK Hynix, Inc. (South Korea)(NON)	51,700	1,335,947

		4,013,315
Software (0.7%)

Nintendo Co., Ltd. (Japan)	12,400	1,331,747

		1,331,747
Tobacco (2.6%)

Imperial Tobacco Group PLC (United Kingdom)	15,590	544,592

Japan Tobacco, Inc. (Japan)	90,200	2,874,595

Philip Morris International, Inc.	19,700	1,826,387

		5,245,574
Trading companies and distributors (2.3%)

ITOCHU Corp. (Japan)	95,500	1,147,400

Mitsui & Co., Ltd. (Japan)	247,400	3,450,748

		4,598,148
Wireless telecommunication services (3.1%)

NTT DoCoMo, Inc. (Japan)	414	624,947

Vodafone Group PLC (United Kingdom)	1,986,080	5,631,119

		6,256,066

Total common stocks (cost $172,339,724)		$195,843,866

SHORT-TERM INVESTMENTS (4.5%)(a)
	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)	7,153,384	$7,153,384

SSgA Prime Money Market Fund 0.02%(P)	580,000	580,000

U.S. Treasury Bills with effective yields ranging from 0.13% to 0.14%, March 6, 2014	$95,000	94,878

U.S. Treasury Bills with effective yields ranging from 0.14% to 0.15%, February 6, 2014	150,000	149,808

U.S. Treasury Bills with an effective yield of 0.13%, January 9, 2014(SEGSF)	1,082,000	1,080,877

U.S. Treasury Bills with an effective yield of 0.12%, December 12, 2013	210,000	209,818

Total short-term investments (cost $9,268,765)		$9,268,765

TOTAL INVESTMENTS

Total investments (cost $181,608,489)(b)		$205,112,631

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $136,453,216) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/17/13	$8,631,057	$8,597,599	$33,458
	Swedish Krona	Buy	6/19/13	4,355,999	4,388,106	(32,107)
Barclays Bank PLC
	Australian Dollar	Sell	4/17/13	1,862,127	1,855,091	(7,036)
	British Pound	Sell	6/19/13	636,243	628,706	(7,537)
	Canadian Dollar	Sell	4/17/13	2,086,112	2,119,646	33,534
	Euro	Sell	6/19/13	329,233	333,849	4,616
	Hong Kong Dollar	Buy	5/15/13	1,893,537	1,896,145	(2,608)
	Japanese Yen	Sell	5/15/13	1,751,870	1,783,497	31,627
	Norwegian Krone	Buy	6/19/13	2,318,853	2,344,772	(25,919)
	Singapore Dollar	Buy	5/15/13	1,481,759	1,485,566	(3,807)
	Swedish Krona	Buy	6/19/13	579,456	584,468	(5,012)
	Swiss Franc	Buy	6/19/13	3,081,629	3,097,536	(15,907)
Citibank, N.A.
	Australian Dollar	Buy	4/17/13	92,878	92,519	359
	British Pound	Buy	6/19/13	2,727,385	2,694,879	32,506
	Canadian Dollar	Buy	4/17/13	68,294	69,385	(1,091)
	Danish Krone	Sell	6/19/13	146,747	148,956	2,209
	Euro	Sell	6/19/13	1,274,737	1,292,502	17,765
	Singapore Dollar	Buy	5/15/13	1,748,648	1,751,879	(3,231)
Credit Suisse International
	Australian Dollar	Sell	4/17/13	3,535,482	3,521,505	(13,977)
	British Pound	Sell	6/19/13	2,918,456	2,883,787	(34,669)
	Canadian Dollar	Sell	4/17/13	1,258,910	1,279,492	20,582
	Euro	Buy	6/19/13	3,127,011	3,170,700	(43,689)
	Japanese Yen	Buy	5/15/13	5,300,612	5,370,898	(70,286)
	Norwegian Krone	Buy	6/19/13	2,317,129	2,342,430	(25,301)
	Swedish Krona	Buy	6/19/13	3,392,394	3,420,705	(28,311)
	Swiss Franc	Buy	6/19/13	2,726,280	2,740,517	(14,237)
Deutsche Bank AG
	British Pound	Sell	6/19/13	622,422	614,987	(7,435)
	Canadian Dollar	Sell	4/17/13	912,914	927,793	14,879
	Euro	Buy	6/19/13	4,877,450	4,946,166	(68,716)
Goldman Sachs International
	Australian Dollar	Buy	4/17/13	1,577,878	1,571,716	6,162
	Japanese Yen	Buy	5/15/13	4,634,673	4,719,187	(84,514)
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/17/13	1,355,097	1,350,052	5,045
	British Pound	Buy	6/19/13	1,775,071	1,753,482	21,589
	Euro	Sell	6/19/13	2,183,303	2,211,998	28,695
	Norwegian Krone	Sell	6/19/13	599,506	605,911	6,405
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/17/13	447,123	445,398	(1,725)
	British Pound	Buy	6/19/13	6,407,996	6,331,960	76,036
	Canadian Dollar	Sell	4/17/13	2,259,504	2,296,077	36,573
	Euro	Sell	6/19/13	1,167,002	1,183,366	16,364
	Japanese Yen	Buy	5/15/13	1,919,399	1,954,685	(35,286)
	Norwegian Krone	Sell	6/19/13	309,099	312,459	3,360
	Swedish Krona	Sell	6/19/13	2,181,102	2,199,033	17,931
	Swiss Franc	Buy	6/19/13	2,749,267	2,763,434	(14,167)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	4/17/13	364,542	368,906	4,364
	Japanese Yen	Buy	5/15/13	1,983,872	2,044,778	(60,906)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/17/13	2,354,908	2,345,779	9,129
	Euro	Sell	6/19/13	3,108,799	3,151,434	42,635
	Israeli Shekel	Sell	4/17/13	51,739	50,812	(927)
	Swedish Krona	Buy	6/19/13	80,280	80,925	(645)
UBS AG
	Australian Dollar	Sell	4/17/13	3,415,147	3,401,416	(13,731)
	British Pound	Sell	6/19/13	1,794,209	1,772,558	(21,651)
	Canadian Dollar	Sell	4/17/13	218,560	241,341	22,781
	Euro	Sell	6/19/13	3,493,311	3,541,409	48,098
	Norwegian Krone	Sell	6/19/13	889,606	899,369	9,763
	Swiss Franc	Buy	6/19/13	509,510	512,055	(2,545)
WestPac Banking Corp.
	Australian Dollar	Buy	4/17/13	2,427,296	2,417,805	9,491
	British Pound	Sell	6/19/13	5,109,538	5,048,337	(61,201)
	Canadian Dollar	Sell	4/17/13	1,148,597	1,167,136	18,539
	Euro	Buy	6/19/13	2,421,218	2,455,879	(34,661)
	Japanese Yen	Sell	5/15/13	10,659,180	10,870,438	211,258

Total						$42,918

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2012 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $204,329,822.
(b)	The aggregate identified cost on a tax basis is $183,898,701, resulting in gross unrealized appreciation and depreciation of $30,882,766 and $9,668,836, respectively, or net unrealized appreciation of $21,213,930.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$1,211,240	$43,199,246	$44,410,486	$3,319	$—
	Putnam Short Term Investment Fund *	—	11,579,491	4,426,107	629	7,153,384
	Totals	$1,211,240	$54,778,737	$48,836,593	$3,948	$7,153,384
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,592,271 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	22.1%
	Japan	20.9
	Germany	12.8
	France	8.5
	United States	7.2
	Australia	6.3
	Canada	4.0
	Italy	3.0
	South Korea	2.6
	Netherlands	2.2
	Spain	2.0
	Hong Kong	1.6
	Ireland	1.4
	Russia	1.0
	Switzerland	0.9
	Israel	0.8
	Portugal	0.7
	Denmark	0.6
	Other	1.4

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $406,054 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $329,703.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$10,470,940	$5,792,248	$—
Consumer staples	4,725,958	7,256,275	—
Energy	17,525,080	1,486,565	—
Financials	43,813,127	22,659,746	—
Health care	17,215,303	2,628,502	—
Industrials	$11,105,300	$8,355,014	—
Information technology	2,341,564	4,727,758	—
Materials	8,285,692	3,953,238	—
Telecommunication services	12,839,214	1,597,396	—
Utilities	5,026,042	4,038,904	—
Total common stocks	133,348,220	62,495,646	—
Short-term investments	$7,733,384	$1,535,381	$—

Totals by level	$141,081,604	$64,031,027	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$42,918	$—

Totals by level	$—	$42,918	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$785,753	$742,835

Total	$785,753	$742,835

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$192,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013